Trade and Other Receivables, net - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) agreements	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Trade and other receivables, net
Number of agreements entered for sale of accounts receivable | agreements	2
Receivables sold and derecognized	$ 232.6	€ 203.1	$ 265.4	€ 221.3
North America Gaming and Interactive
Trade and other receivables, net
Receivables sold and derecognized | $	$ 21.4		$ 18.6